Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Historically, annual equity awards are granted following board approval after the compensation committee’s year-end review, typically completed in February of the following year. For the 2025 year-end process (setting 2026 compensation), we moved the review to late 2025, aligning it with the performance period. Awards were approved at the final board meeting of 2025, and became effective January 2, 2026. During the last fiscal year, neither the board nor the compensation committee considered material nonpublic information when determining the timing or terms of equity awards, and we did not time disclosures to influence executive compensation.

Award Timing Method	Historically, annual equity awards are granted following board approval after the compensation committee’s year-end review, typically completed in February of the following year. For the 2025 year-end process (setting 2026 compensation), we moved the review to late 2025, aligning it with the performance period. Awards were approved at the final board meeting of 2025, and became effective January 2, 2026.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During the last fiscal year, neither the board nor the compensation committee considered material nonpublic information when determining the timing or terms of equity awards, and we did not time disclosures to influence executive compensation.
MNPI Disclosure Timed for Compensation Value	false